Common Stock and Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Shares of Common Stock Issuable from Warrants	19,483,517	19,483,517	19,483,517
Weighted Average Exercise Price	$ 4.16	$ 4.16
Series M warrants [Member]
Shares of Common Stock Issuable from Warrants	246,000	246,000	246,000
Weighted Average Exercise Price	$ 2.34	$ 2.34
Expiration	Dec. 31, 2022	Dec. 31, 2022
Date of Issuance	Dec. 07, 2015	Dec. 07, 2015
Series N warrants [Member]
Shares of Common Stock Issuable from Warrants	767,000	767,000	767,000
Weighted Average Exercise Price	$ 3.38	$ 3.38
Expiration	Dec. 31, 2022	Dec. 31, 2022
Date of Issuance	Dec. 31, 2015	Dec. 31, 2015
Series P warrants [Member]
Shares of Common Stock Issuable from Warrants	213,500	213,500	213,500
Weighted Average Exercise Price	$ 3.70	$ 3.70
Expiration	Dec. 31, 2022	Dec. 31, 2022
Date of Issuance	Mar. 25, 2016	Mar. 25, 2016
Series R warrants [Member]
Shares of Common Stock Issuable from Warrants	468,750	468,750	468,750
Weighted Average Exercise Price	$ 4.00	$ 4.00
Expiration	Dec. 31, 2022	Dec. 31, 2022
Date of Issuance	Jun. 20, 2016	Jun. 20, 2016
Series S-A warrants [Member]
Shares of Common Stock Issuable from Warrants	300,000	300,000	300,000
Weighted Average Exercise Price	$ 2.53	$ 2.53
Expiration	Dec. 31, 2022	Dec. 31, 2022
Date of Issuance	Jul. 24, 2017	Jul. 24, 2017
Series S warrants [Member]
Shares of Common Stock Issuable from Warrants	821,600	821,600	821,600
Weighted Average Exercise Price	$ 3.42	$ 3.42
Expiration	Sep. 29, 2022	Sep. 29, 2022
Date of Issuance	Sep. 29, 2017	Sep. 29, 2017
Series T warrants [Member]
Shares of Common Stock Issuable from Warrants	16,666,667	16,666,667	16,666,667
Weighted Average Exercise Price	$ 1.70	$ 1.70
Expiration	Nov. 26, 2025	Nov. 26, 2025
Date of Issuance	Nov. 26, 2018	Nov. 26, 2018